OTHER ASSETS - Summary of Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 110,780	$ 96,852	$ 84,749
Building
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	34,177	32,912	31,710
Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	6,397	6,429	5,864
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	35,109	28,750	28,269
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	9,711	10,156	8,249
Software assets
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	22,497	15,199	10,012
Software assets	14,098
Property-related systems software	1,101
Vehicles and other
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 2,889	$ 3,406	$ 645